Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	FPA PARAMOUNT FUND INC
Central Index Key	0000076210
Amendment Flag	false
Document Creation Date	Jan 30, 2013
Document Effective Date	Jan 30, 2013
Prospectus Date	Jan 30, 2013
FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Risk/Return:
Trading Symbol	fprax

FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
FPA Paramount Fund, Inc.
Investment Objective.
The Fund's primary investment objective is a high total investment return, including capital appreciation and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain family members invest, or agree to invest in the future, at least $50,000 in the FPA Funds. More information about these and other ways of reducing your sales charge is available in the prospectus section, "Reducing Your Sales Charge;" and in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		FPA Paramount Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)		2.00%
Redemption Fee (as a percentage of amount redeemed)	[1]	none
Exchange Fee		none
[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Paramount Fund, Inc.
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.29%
Other Expenses	0.19%
Financial Services	0.10%
Total Annual Fund Operating Expenses	0.94%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	FPA Paramount Fund, Inc.
One year	616
Three years	809
Five years	1,018
Ten years	1,619

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its whole portfolio.

Principal Investment Strategies.

The Adviser attempts to concentrate on ownership of high-quality businesses, particularly firms with histories of earning high returns on capital and with modest debt levels. These companies generally have leading market shares globally and strong managers who have demonstrable track records of wise reinvestment of the business's cash flows.

Although company quality is the principal investment test, the valuation of investments is also an important part of the stock selection process. The Adviser's primary measure of value is the price/earnings ratio. The Adviser seeks out companies that are undervalued relative to their long-term earnings power or to other companies of similar quality, but it will not overpay for even the best companies. It is expected that the Fund's portfolio will have better-than-average companies selling at valuations similar to or below the market.

Seeking to minimize risk, especially in treacherous economic or stock market environments, is an important element of the Adviser's investment process. To do this, the Adviser seeks out companies with relatively unleveraged balance sheets, operating in more predictable, less volatile sectors of the economy, with business models that it can understand. The companies' leading market shares and high operating margins may minimize the volatility of their earnings. A diversified portfolio and modest relative valuations, typically lower than the global market, also contribute to reducing risk.

The Adviser believes that the most important contributor to the long-term investment performance of the companies held by the Fund is growth in earnings, not changes in valuation (measured by the price/earnings ratio). Because growth is driven by earning high returns on capital and successful reinvestment of cash flow, it is necessary to hold most of the portfolio securities in the Fund's portfolio for an extended period in order for this process to come to fruition. Accordingly, portfolio turnover may be very low.

Although there can be a conflict between a very long investment time horizon and a strong value discipline in managing the portfolio, the Adviser is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the Adviser would not hesitate to trim or eliminate the security from the portfolio. The Adviser's aim is to reduce portfolio turnover with its concomitant costs and to focus attention on the long-term business fundamentals of the portfolio companies.

The Fund invests primarily in the common stocks of international and U.S. companies in a variety of industries and market segments. The Adviser's investment process is fundamental and bottom-up, evaluating each company on its own merits. The process is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies' prospects. The Fund's portfolio will have holdings in many industries. The portfolio may be moderately concentrated, with 30-40 positions. Most of these companies will be of small-to-medium market capitalization (up to $10 billion), though ownership of larger companies is permitted. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

The Adviser believes that the Fund's international diversification, which is building over time, can yield valuable benefits to Fund shareholders by providing exposure to more investment opportunities outside the U.S. that meet the Adviser's investment criteria. The Fund will purchase foreign domiciled companies that meet the Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put the Fund at a competitive disadvantage. Once the foreign portfolio is established, which may take time given the Fund's low turnover, the Fund will typically maintain an allocation to foreign domiciled companies of more than 50% of total assets. Additional exposure to foreign business activity is expected to come from purchases of U.S.-based companies with strong worldwide franchises.

Principal Investment Risks.

As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Equities. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets and individual securities. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Risks Associated with Small and Medium-Sized Companies. The Fund's investment approach has resulted in an emphasis on medium and smaller sized companies. Investing in smaller companies generally involves greater risk than investing in larger companies, and securities of smaller companies are often more volatile and less liquid. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies.

Risks Associated with Investing in Foreign Securities. When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. The value of the Fund's foreign securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund may invest in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities.

Risks Associated with Value Stocks. Value stocks, including those selected by the Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, the market may favor certain stocks (value stocks vs. growth stocks) and the Fund may hold investments that are out of favor. The Fund's value discipline sometimes prevents or limits investments in stocks that are in its benchmark index.

Although the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government) at the time of purchase, changes in market prices and the assets of the Fund may from time to time cause more than 5% of the Fund's total assets to be invested in the securities of a single company. Such relative concentration is likely to increase the volatility of the Fund's net asset value per share. If an adverse event depresses the value of a particular security, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets, or company-specific events reduce the income or return generated from its securities, the Fund may be more susceptible to losses than a fund that invested in more companies.

Because of these and other risks, you could lose money by investing in the Fund.

Updated Performance Information.

To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%. The chart and table reflect the reinvestment of dividends and other distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The Lipper Mid-Cap Core Fund Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives. Funds in this Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) below Lipper's US Dollar Equity large-cap floor. Index returns reflect the reinvestment of all dividends and/or other distributions.

The Fund's highest/lowest quarterly results during this time period were:
Highest	22.19%	(Quarter ended 6/30/09)
Lowest	(29.12)%	(Quarter ended 12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA Paramount Fund, Inc.		9.88%	3.36%	9.05%
FPA Paramount Fund, Inc. After Taxes on Distributions	[1]	8.65%	3.22%	8.11%
FPA Paramount Fund, Inc. After Taxes on Distributions and Sales	[1]	7.53%	2.83%	7.88%
FPA Paramount Fund, Inc. Russell 2500 (reflects no deductions for fees, expenses or taxes)		17.88%	4.34%	10.49%
FPA Paramount Fund, Inc. Lipper Mid-Cap Core Fund Average (reflects no deductions for sales charges or taxes)		15.61%	2.24%	8.89%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FPA Paramount Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is a high total investment return, including capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain family members invest, or agree to invest in the future, at least $50,000 in the FPA Funds. More information about these and other ways of reducing your sales charge is available in the prospectus section, "Reducing Your Sales Charge;" and in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its whole portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain family members invest, or agree to invest in the future, at least $50,000 in the FPA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Explanation of Nonrecurring Account Fee [Text]	rr_ExpensesExplanationOfNonrecurringAccountFee	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser attempts to concentrate on ownership of high-quality businesses, particularly firms with histories of earning high returns on capital and with modest debt levels. These companies generally have leading market shares globally and strong managers who have demonstrable track records of wise reinvestment of the business's cash flows.

Although company quality is the principal investment test, the valuation of investments is also an important part of the stock selection process. The Adviser's primary measure of value is the price/earnings ratio. The Adviser seeks out companies that are undervalued relative to their long-term earnings power or to other companies of similar quality, but it will not overpay for even the best companies. It is expected that the Fund's portfolio will have better-than-average companies selling at valuations similar to or below the market.

Seeking to minimize risk, especially in treacherous economic or stock market environments, is an important element of the Adviser's investment process. To do this, the Adviser seeks out companies with relatively unleveraged balance sheets, operating in more predictable, less volatile sectors of the economy, with business models that it can understand. The companies' leading market shares and high operating margins may minimize the volatility of their earnings. A diversified portfolio and modest relative valuations, typically lower than the global market, also contribute to reducing risk.

The Adviser believes that the most important contributor to the long-term investment performance of the companies held by the Fund is growth in earnings, not changes in valuation (measured by the price/earnings ratio). Because growth is driven by earning high returns on capital and successful reinvestment of cash flow, it is necessary to hold most of the portfolio securities in the Fund's portfolio for an extended period in order for this process to come to fruition. Accordingly, portfolio turnover may be very low.

Although there can be a conflict between a very long investment time horizon and a strong value discipline in managing the portfolio, the Adviser is willing to hold portfolio securities at valuations higher than it would require for an initial purchase. If a position becomes significantly overvalued, the Adviser would not hesitate to trim or eliminate the security from the portfolio. The Adviser's aim is to reduce portfolio turnover with its concomitant costs and to focus attention on the long-term business fundamentals of the portfolio companies.

The Fund invests primarily in the common stocks of international and U.S. companies in a variety of industries and market segments. The Adviser's investment process is fundamental and bottom-up, evaluating each company on its own merits. The process is not driven by macroeconomic analysis, though it recognizes that changes in the economic environment can be important to most companies' prospects. The Fund's portfolio will have holdings in many industries. The portfolio may be moderately concentrated, with 30-40 positions. Most of these companies will be of small-to-medium market capitalization (up to $10 billion), though ownership of larger companies is permitted. Cash is the residual of the investment process and will normally be a small percent of Fund assets.

The Adviser believes that the Fund's international diversification, which is building over time, can yield valuable benefits to Fund shareholders by providing exposure to more investment opportunities outside the U.S. that meet the Adviser's investment criteria. The Fund will purchase foreign domiciled companies that meet the Adviser's usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put the Fund at a competitive disadvantage. Once the foreign portfolio is established, which may take time given the Fund's low turnover, the Fund will typically maintain an allocation to foreign domiciled companies of more than 50% of total assets. Additional exposure to foreign business activity is expected to come from purchases of U.S.-based companies with strong worldwide franchises.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Equities. As with all equity funds, the risks that could affect the value of the Fund's shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment. The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets and individual securities. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs or factors directly related to a specific company, such as decisions made by its management. This risk is greater for small and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

Risks Associated with Small and Medium-Sized Companies. The Fund's investment approach has resulted in an emphasis on medium and smaller sized companies. Investing in smaller companies generally involves greater risk than investing in larger companies, and securities of smaller companies are often more volatile and less liquid. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies.

Risks Associated with Investing in Foreign Securities. When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. The value of the Fund's foreign securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund may invest in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities.

Risks Associated with Value Stocks. Value stocks, including those selected by the Adviser for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, the market may favor certain stocks (value stocks vs. growth stocks) and the Fund may hold investments that are out of favor. The Fund's value discipline sometimes prevents or limits investments in stocks that are in its benchmark index.

Although the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government) at the time of purchase, changes in market prices and the assets of the Fund may from time to time cause more than 5% of the Fund's total assets to be invested in the securities of a single company. Such relative concentration is likely to increase the volatility of the Fund's net asset value per share. If an adverse event depresses the value of a particular security, an investment in a security proves in retrospect to be inopportune because of other adverse developments or the vagaries of the markets, or company-specific events reduce the income or return generated from its securities, the Fund may be more susceptible to losses than a fund that invested in more companies.

Because of these and other risks, you could lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because of these and other risks, you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Updated Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.

Performance Information. The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds. The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%. The chart and table reflect the reinvestment of dividends and other distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The Lipper Mid-Cap Core Fund Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives. Funds in this Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) below Lipper's US Dollar Equity large-cap floor. Index returns reflect the reinvestment of all dividends and/or other distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio. The Lipper Mid-Cap Core Fund Average provides an additional comparison of how the Fund performed in relation to other mutual funds with similar objectives. Funds in this Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a 3-year weighted basis) below Lipper's US Dollar Equity large-cap floor. Index returns reflect the reinvestment of all dividends and/or other distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 982-4372
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fpafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows performance without a sales charge (load). If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's highest/lowest quarterly results during this time period were:
Highest	22.19%	(Quarter ended 6/30/09)
Lowest	(29.12)%	(Quarter ended 12/31/08)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.12%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of the maximum sales charge of 5.25%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Russell 2500 (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.49%
Lipper Mid-Cap Core Fund Average (reflects no deductions for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.89%
FPA Paramount Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	2.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.19%
Financial Services	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	809
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,018
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,619
Annual Return 2003	rr_AnnualReturn2003	41.41%
Annual Return 2004	rr_AnnualReturn2004	15.89%
Annual Return 2005	rr_AnnualReturn2005	12.20%
Annual Return 2006	rr_AnnualReturn2006	4.76%
Annual Return 2007	rr_AnnualReturn2007	6.83%
Annual Return 2008	rr_AnnualReturn2008	(38.07%)
Annual Return 2009	rr_AnnualReturn2009	45.79%
Annual Return 2010	rr_AnnualReturn2010	23.63%
Annual Return 2011	rr_AnnualReturn2011	(3.69%)
Annual Return 2012	rr_AnnualReturn2012	15.97%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.88%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.05%
FPA Paramount Fund, Inc. | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.65%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.22%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%	[2]
FPA Paramount Fund, Inc. | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.53%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.83%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.88%	[2]

[1]	Redemptions by wire are subject to a $3.50 charge per wire. Your broker-dealer may charge you a fee for redemptions.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 30, 2013